Preference shares	12 Months Ended
Dec. 31, 2014
Preference shares [Abstract]
Preference shares

13. Preference shares

The Group did not authorize or issue any preference shares before 2010. Immediately prior to the IPO, the Group's preference shares comprised the following:

				Shares
Series	Date of Issuance	Issue Price Per Share	Redemption Price Per Share	Authorized	Issued and Outstanding	Carrying Amount
		US$	US$			US$
A	March 2010	0.37	0.18	27,028,572	27,028,572	9,866
A-1	March 2010	0.53	0.53	19,047,620	19,047,620	13,293
B	December 2010	1.79	1.79	26,247,412	25,210,084	56,910
B	March 2011	2.03	2.03	26,247,412	1,037,328	2,430
B-1	August and September 2011	3.608	3.608	15,243,000	15,242,995	66,152

All of the preference shares were automatically converted to ordinary shares upon the Group's IPO.

Prior to their automatic conversion to ordinary share upon the Group's IPO, the preference shares were entitled to certain preferences with respect to conversion, redemption, dividends and liquidation. The holders of Preference Shares were entitled to vote together with the holders of ordinary shares, and not as a separate class, on all matters put before the shareholders of the Group, on an as-if-converted basis.

The Group determined that conversion and redemption features embedded in the preference shares were not required to be bifurcated and accounted for as a derivative. The Group also determined that there was no beneficial conversion feature attributable to any of the preference shares because the initial effective conversion prices of these preference shares were higher than the fair value of the Group's ordinary shares determined by the Group with the assistance from an independent valuation firm.